Other assets - Roll forward (Details) - USD ($) $ in Millions	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2020
Other Assets [Line Items]
Gross carrying amount, beginning of the period	$ 96	$ 266
Accumulated amortization, beginning of the period	0	(256)
Net carrying amount	42	9	$ 96	$ 96	$ 10
Gross carrying amount, end of the period	96	266
Accumulated amortization, end of the period	(54)	(257)
Predecessor
Other Assets [Line Items]
Gross carrying amount, beginning of the period	266
Accumulated amortization, beginning of the period	(257)
Net carrying amount				9
Fresh Start Adjustments
Other Assets [Line Items]
Gross carrying amount, beginning of the period	(170)
Accumulated amortization, beginning of the period	257
Net carrying amount				$ 87
Other assets
Other Assets [Line Items]
Amortization	$ (54)	$ (1)